Law Offices Of Michael H. Hoffman, P.A.

1521 Alton Road, No. 284
Miami, Florida  33139
Tel:  (786) 280-7575
Fax:  (305) 865-3430
Email: michael@mySEClawyer.com

June 14, 2012

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:  Astika Holdings, Inc. - Form S-1 Registration Statement

Dear Sir or Madam:

Enclosed herewith for filing please find the Form S-1 Registration Statement of Astika Holdings, Inc., a Florida corporation.  This Registration Statement is being filed to register 40,000 shares of Series A Convertible Preferred Stock, par value $.001 per share, and 11,000,000 shares of common stock, par value $.001 per share, that may be acquired upon the conversion of the shares of Series A Convertible Preferred Stock into shares of Common Stock.

The registration fee in the amount of $45.84 has been wired to Securities and Exchange Commission’s account at US Bank.

Please feel free to contact the undersigned at (786) 280-7575, if you have any comments or questions regarding the foregoing.

Sincerely yours,

LAW OFFICES OF
MICHAEL H. HOFFMAN, P.A.

/s/ Michael H. Hoffman
     Michael H. Hoffman
     Attorney At Law

Enclosures